THE PAYDEN & RYGEL INVESTMENT GROUP

333 South Grand Avenue

Los Angeles, California 90071

Telephone (213) 625-1900

March 4, 2014

United States Securities and Exchange Commission

100 “F” Street N.E.

Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group
Rule	497(j) Certification

File	Nos. 811-6625, 33-46973
CIK	No. 0000885709

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I, on behalf of The Payden & Rygel Investment Group (the “Group”), hereby certify as follows:

1.  This certification is made in lieu of making a filing under Rule 497(b) or (c) of the 1933 Act.

2.  The (a) form of prospectus for the Investor Class of Shares for the Payden Cash Reserves Money Market Fund, Payden Limited Maturity Fund, Payden Low Duration Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Corporate Bond Fund, Payden High Income Fund, Payden Floating Rate Fund, Payden Tax Exempt Bond Fund, Payden California Municipal Income Fund, Payden Global Low Duration Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Emerging Markets Local Bond Fund, Payden Emerging Markets Corporate Bond Fund and Payden Equity Income Fund; (b) form of prospectus for the Adviser Class of Shares for the Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden High Income Fund, Payden Floating Rate Fund, Payden Emerging Markets Bond Fund, Payden Emerging Markets Local Bond Fund, Payden Emerging Markets Corporate Bond Fund and Payden Equity Income Fund; (c) form of prospectus for the Institutional Class of Shares for the Payden Floating Rate Fund, Payden Emerging Markets Bond Fund and Payden Emerging Markets Corporate Bond Fund; (d) form of prospectus for the Institutional Class of Shares for the Payden/Kravitz Cash Balance Plan Fund; (e) form of prospectus for the Adviser Class

United States Securities and Exchange Commission

March 4, 2014

of Shares for the Payden/Kravitz Cash Balance Plan Fund; (f) form of prospectus for the Retirement Class of Shares for the Payden/Kravitz Cash Balance Plan Fund; and (g) Statement of Additional Information, in each case that would have been filed under paragraph (b) or (c) of this Rule 497, does not differ from that contained in the most recent Post-Effective Amendment, No. 87, to the Group’s Registration Statement, No. 33-46973, effective February 28, 2014.

3.  The text of the most recent Post-Effective Amendment No. 87 to the Group’s Registration Statement, No. 33-46973, was filed electronically.

If you have any questions concerning the foregoing, please telephone me at the number set forth above.

Very truly yours,

The Payden & Rygel Investment Group

Edward S. Garlock
Secretary